Condensed Consolidated Statements of Changes in Shareholders’ (Deficit) - USD ($)	Class A Preferred Shares	Class B Preferred Shares	Ordinary Share	Additional paid-in capital	Statutory Reserve	Retained earnings (Accumulated Deficit)	Accumulated other comprehensive (loss) income	Non- controlling interest	Total
Balance at Dec. 31, 2018				$ 98,036,152	$ 6,621,063	$ (136,620,068)	$ (4,037,404)	$ 76	$ (36,000,181)
Balance (in Shares) at Dec. 31, 2018			25,288,003
Forfeiture of restricted shares
Forfeiture of restricted shares (in Shares)			(152)
Acquisition of a subsidiary by issuance of Class B Preferred Shares (Note 4)		$ 31,087,732						16,936,604	48,024,336
Acquisition of a subsidiary by issuance of Class B Preferred Shares (Note 4) (in Shares)		291,795,150
Disposal of a variable interest entity (Note 5)				(94,723,963)	(5,981,661)	100,705,624	2,691,969		2,691,969
Disposal of a variable interest entity (Note 5) (in Shares)
Net income (loss)						24,212,800		76,108	24,288,908
Reclassification of Class A Preferred Shares	$ 9,652,527								9,652,527
Reclassification of Class A Preferred Shares (in Shares)	715,000
Dividend to shareholders	$ 686,400					(686,400)
Dividend to shareholders (in Shares)
Transfer to statutory reserve					19,260	(19,260)
Transfer to statutory reserve (in Shares)
Foreign currency translation adjustments							1,337,529	97,733	1,435,262
Balance at Dec. 31, 2019	$ 10,338,927	$ 31,087,732		3,312,189	658,662	(12,407,304)	(7,906)	17,110,521	50,092,821
Balance (in Shares) at Dec. 31, 2019	715,000	291,795,150	25,287,851
Net income (loss)						(1,692,654)		838,048	(854,606)
Dividend to shareholders	$ 686,400					(686,400)
Dividend to shareholders (in Shares)
Transfer to statutory reserve					183,332	(183,332)
Transfer to statutory reserve (in Shares)
Foreign currency translation adjustments							2,127,879	1,334,101	3,461,980
Foreign currency translation adjustments (in Shares)
Balance at Dec. 31, 2020	$ 11,025,327	$ 31,087,732		3,312,189	202,592	(14,330,288)	2,310,369	19,278,508	52,886,429
Balance (in Shares) at Dec. 31, 2020	715,000	291,795,150	25,287,851
Deconsolidation of subsidiaries					(639,402)	639,402	190,396	(4,162)	186,234
Deconsolidation of subsidiaries (in Shares)
Net income (loss)						(527,427)		67,030	(460,397)
Dividend to shareholders	$ 343,200					(343,200)
Dividend to shareholders (in Shares)
Transfer to statutory reserve
Transfer to statutory reserve (in Shares)
Foreign currency translation adjustments							303,311	226,482	529,793
Balance at Jun. 30, 2021	$ 11,368,527	$ 31,087,732		3,312,189	202,592	(15,200,915)	2,613,680	19,572,020	52,955,825
Balance (in Shares) at Jun. 30, 2021	715,000	291,795,150	25,287,851
Deconsolidation of subsidiaries
Deconsolidation of subsidiaries (in Shares)
Balance at Dec. 31, 2020	$ 11,025,327	$ 31,087,732		3,312,189	202,592	(14,330,288)	2,310,369	19,278,508	52,886,429
Balance (in Shares) at Dec. 31, 2020	715,000	291,795,150	25,287,851
Net income (loss)						371,091		386,210	757,301
Dividend to shareholders	$ 686,400					(686,400)
Dividend to shareholders (in Shares)
Transfer to statutory reserve					160,205	(160,205)
Transfer to statutory reserve (in Shares)
Foreign currency translation adjustments							820,211	488,233	1,308,444
Balance at Dec. 31, 2021	$ 11,711,727	$ 31,087,732		3,312,189	362,797	(14,805,802)	3,128,086	20,152,951	54,949,680
Balance (in Shares) at Dec. 31, 2021	715,000	291,795,150	25,287,851
Deconsolidation of subsidiaries							(2,494)		(2,494)
Deconsolidation of subsidiaries (in Shares)
Net income (loss)						322,005		241,367	563,372
Dividend to shareholders	$ 340,379					(340,379)
Dividend to shareholders (in Shares)
Transfer to statutory reserve
Transfer to statutory reserve (in Shares)
Foreign currency translation adjustments							(1,690,852)	(1,007,858)	(2,698,710)
Balance at Jun. 30, 2022	$ 12,052,106	$ 31,087,732		$ 3,312,189	$ 362,797	$ (14,824,176)	$ 1,437,234	$ 19,386,460	$ 52,814,342
Balance (in Shares) at Jun. 30, 2022	715,000	291,795,150	25,287,851